Income Taxes (Tables)	12 Months Ended
Aug. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax (Benefit) Expense

Income tax (benefit) expense consisted of the following components:

	For the years ended August 31,
	2025	2024	2023

Current income tax	$12,228	$17,390	$—
Deferred tax	(36,359)	(21,308)	61,394
Total	$(24,131)	$(3,918)	$61,394

Schedule of Reconciled to the (Loss) Income Before Income Tax

The following tables can be reconciled to the (loss) income before income tax per consolidated statements of operations and comprehensive (loss) income for the years ended August 31, 2025, 2024 and 2023:

	For the years ended August 31,
	2025	2024	2023
(Loss) income before income taxes	$(2,453,564)	$1,315,779	$(1,024,383)
Tax at Hong Kong statutory tax rate of 16.5%	(404,838)	217,104	(169,023)
Tax effect on non-assessable income	(156,058)	(33,397)	(19,378)
Tax effect on non-deductible expenses	569,726	1,483,411	1,344,239
Tax effect on temporary differences	208,604	(1,592,469)	(1,094,444)
Overprovision in prior year	(6,170)	—	—
Valuation allowance	(216,997)	(73,752)	—
Effect of two-tier tax rate	(18,398)	(4,815)	—
Income tax (benefit) expense	$(24,131)	$(3,918)	$61,394

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of August 31,
	2025	2024
Deferred tax assets:
Property, plant and equipment	$71,282	$6,676
Lease	224,993	226,086
Net operating loss carried forward	216,727	73,752
Total deferred tax assets	513,002	306,514
Less: valuation allowances	(216,727)	(73,752)
Deferred tax asset, net	$296,275	$232,762

Deferred tax liabilities
Property, plant and equipment	$(86,805)	$(26,392)
Lease	(169,087)	(202,296)
Total deferred tax liabilities	$(255,892)	$(228,688)
Exchange difference	(50)	44
Net deferred tax	$40,333	$4,118